Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000356786
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032270
Shareholder Report [Line Items]
Fund Name	Sit Large Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Large Cap Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Large Cap Growth Fund	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Large Cap Growth Fund returned +10.79%, underperforming the Russell 1000® Growth Index's return of +17.22%. During the period, stock selection in the technology services sector was the largest detractor from performance. In this sector, an underweight position in Palantir (+438%) combined with overweight positions in Alphabet (-3%) and Adobe (-30%) weighed on returns. Stock selection in the health services sector also detracted from performance during the period, as the Fund held positions in equities that declined, such as UnitedHealth Group (-38%) and Centene (-18%). Augmenting returns during the period were an overweight position in the electronic technology sector, combined with strong stock selection. Key contributors to performance here include positions in Broadcom (+73%) and not owning underperforming equities such as Qualcomm (-18%). Additionally, an overweight position in producer manufacturing and positive stock selection in finance contributed to improved performance.

Line Graph [Table Text Block]
	Sit Large Cap Growth Fund	Russell 3000® Index	Russell 1000® Growth Index
6/15	$10,000	$10,000	$10,000
6/16	9,911	10,214	10,302
6/17	12,011	12,104	12,406
6/18	14,044	13,893	15,199
6/19	15,525	15,141	16,956
6/20	18,838	16,130	20,904
6/21	26,584	23,253	29,787
6/22	21,592	20,029	24,195
6/23	27,034	23,825	30,754
6/24	35,205	29,335	41,051
6/25	39,002	33,822	48,119

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Large Cap Growth Fund	10.79%	15.67%	14.58%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 1000® Growth Index	17.22%	18.15%	17.01%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 240,254,566
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,228,273
InvestmentCompanyPortfolioTurnover	4.27%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$240,254,566
# of Portfolio Holdings	62
Portfolio Turnover Rate	4.27%
Investment Advisory Fees Paid	$2,228,273
Weighted average market cap	$1,594.4 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	11.4%
NVIDIA Corp.	11.4
Apple, Inc.	8.9
Alphabet, Inc.	6.3
Amazon.com, Inc.	5.8
Meta Platforms, Inc.	4.1
Broadcom, Inc.	3.9
Visa, Inc.	2.0
Eli Lilly & Co.	1.9
salesforce.com, Inc.	1.7

Sector Allocation (% of Net Assets)

Technology Services	30.2%
Electronic Technology	28.5
Retail Trade	9.8
Health Technology	6.0
Producer Manufacturing	5.5
Consumer Services	2.8
Finance	2.7
Consumer Durables	1.7
Others	9.6
Cash and other net assets	3.2
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.